EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2017	Aug. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
common stock reserved for future issuance	14,615,810	20,828,192
Stock option exercised	$ 74	$ 22
Restricted stock activity, outstanding	0
Weighted-average exercise price, granted	$ 1.03	$ 0.91
Stock-based compensation expense related to stock awards not yet recognized	$ 1,000
weighted-average remaining period	2 years 2 months 12 days
Twenty Fifteen Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
common stock reserved for future issuance	5,882,280		2,243,140	2,547,746	591,394
Share based payment award description	Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant.
Weighted-average exercise price, granted	$ 1.55
Twenty Fifteen Plan [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
common stock reserved for future issuance	500,000